Eaton Vance
Virginia Municipal Income Fund
May 31, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 100.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 3.4%
Virginia Resources Authority, (Pooled Financing Program):
4.00%, 11/1/41	$1,500	$ 1,407,132
5.25%, 11/1/47	230	240,958
Virginia Resources Authority, (State Revolving Fund), 3.00%, 10/1/40	500	412,494
		$ 2,060,584
Education — 6.2%
Alexandria Industrial Development Authority, VA, (Episcopal High School), 4.00%, 1/1/36	$1,000	$ 1,000,660
Salem Economic Development Authority, VA, (Roanoke College), 5.50%, 4/1/45(1)	600	596,037
Virginia College Building Authority, 3.00%, 9/1/38	215	183,120
Virginia College Building Authority, (University of Richmond):
(SPA: U.S. Bank, N.A.), 2.00%, 8/1/34(2)	1,000	1,000,000
(SPA: U.S. Bank, N.A.), 2.80%, 11/1/36(3)	850	850,000
Virginia Public School Authority, 3.00%, 8/1/31	185	179,204
		$ 3,809,021
Electric Utilities — 2.2%
Richmond, VA, Public Utility Revenue, 4.25%, 1/15/53	$1,500	$ 1,359,580
		$ 1,359,580
General Obligations — 17.4%
Alexandria, VA, 4.00%, 12/15/44	$770	$ 723,474
Bristol, VA, 5.00%, 9/1/27	1,000	1,004,192
Fairfax County, VA, 4.00%, 10/1/39	960	947,198
Falls Church, VA, 3.00%, 7/15/41	1,000	805,337
Loudoun County, VA:
2.00%, 12/1/34	1,000	814,881
4.00%, 12/1/38	945	945,658
Lynchburg, VA:
2.375%, 8/1/40	1,245	901,206
4.00%, 6/1/44	510	468,818
Newport News, VA, 4.00%, 2/1/42	1,650	1,575,847
Norfolk, VA, 4.00%, 9/1/39	920	901,737
Puerto Rico:
0.00%, 7/1/33	750	508,360
5.625%, 7/1/29	1,000	1,048,255
		$10,644,963
Security	Principal Amount (000's omitted)	Value
Hospital — 9.5%
Fairfax County Industrial Development Authority, VA, (Inova Health System):
4.00%, 5/15/48	$965	$ 855,478
4.125%, 5/15/54	680	580,045
Henrico County Economic Development Authority, VA, (Bon Secours Mercy Health, Inc.), 5.00%, 11/1/48	1,000	1,006,325
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	840	729,938
Virginia Small Business Financing Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/49	2,015	1,701,397
Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/36	965	949,580
		$ 5,822,763
Housing — 8.7%
Harrisonburg Redevelopment and Housing Authority, VA, (Wesley Apartments), 4.00% to 12/1/26 (Put Date), 12/1/28	$1,640	$ 1,657,639
Virginia Housing Development Authority:
4.10%, 10/1/27	2,000	2,000,806
4.10%, 9/1/40	470	440,155
4.40%, 10/1/44	1,000	963,944
4.45%, 7/1/45	285	277,655
		$ 5,340,199
Industrial Development Revenue — 1.7%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 1.45%, 4/1/27	$1,050	$ 997,242
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(4)	60	57,707
		$ 1,054,949
Insured - Education — 3.2%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,830	$ 1,973,539
		$ 1,973,539
Insured - Electric Utilities — 1.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$ 999,180
		$ 999,180
Insured - Hospital — 3.8%
Isle of Wight County Economic Development Authority, VA, (Riverside Health System), (AGM), 5.25%, 7/1/43	$1,000	$ 1,046,272

Eaton Vance
Virginia Municipal Income Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Hospital (continued)
Virginia Commonwealth University Health System Authority, (BAM), 4.00%, 7/1/54	$1,415	$ 1,252,215
		$ 2,298,487
Insured - Transportation — 1.4%
Chesapeake Bay Bridge and Tunnel District, VA, (NPFG), Escrowed to Maturity, 5.50%, 7/1/25	$880	$ 881,625
		$ 881,625
Lease Revenue/Certificates of Participation — 5.3%
Chesterfield County Economic Development Authority, VA, (County Mobility), 4.00%, 4/1/50	$1,000	$ 872,011
Loudoun County Economic Development Authority, VA, 4.00%, 12/1/41(1)	500	474,784
Virginia Port Authority, 5.25%, 7/1/48	810	846,101
Virginia Public Building Authority, (AMT), 4.00%, 8/1/39	1,140	1,021,999
		$ 3,214,895
Senior Living/Life Care — 10.0%
James City County Economic Development Authority, VA, (Williamsburg Landing), 5.75%, 12/1/28	$640	$ 640,204
James City County Economic Development Authority, VA, (WindsorMeade), 4.00%, 6/1/41	615	510,086
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 5.00%, 1/1/34	1,500	1,484,774
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay):
5.00%, 9/1/34	1,150	1,161,262
7.00%, 9/1/53	500	547,095
Virginia Small Business Financing Authority, (Lifespire of Virginia), 5.00%, 12/1/39	1,750	1,779,742
		$ 6,123,163
Special Tax Revenue — 1.8%
American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	$200	$ 195,945
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/27	17	15,647
0.00%, 7/1/29	17	14,439
0.00%, 7/1/31	22	17,095
0.00%, 7/1/33	50	35,439
0.00%, 7/1/46	287	92,137
0.00%, 7/1/51	528	124,648
4.50%, 7/1/34	110	109,268
4.536%, 7/1/53	3	2,600
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp.: (continued)
5.00%, 7/1/58	$512	$ 481,052
		$ 1,088,270
Transportation — 11.7%
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/44	$2,750	$ 2,712,858
Northern Virginia Transportation Commission, Green Bonds, 5.00%, 6/1/47	600	621,244
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/41(1)	750	775,985
Virginia Port Authority, (AMT), 5.00%, 7/1/45	445	430,816
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 5.00%, 7/1/38	1,640	1,659,976
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/52	1,000	933,606
		$ 7,134,485
Water and Sewer — 12.9%
Alexandria Sanitation Authority, VA, Green Bonds, 5.00%, 7/15/40	$700	$ 757,122
Fairfax County, VA, Sewer Revenue, 4.00%, 7/15/40	780	766,218
Hampton Roads Sanitation District, VA, 4.00%, 10/1/38	1,690	1,680,798
Prince William County Service Authority, VA, Water and Sewer System Revenue:
5.00%, 7/15/41	250	269,297
5.00%, 7/15/42	565	603,727
5.00%, 7/15/43	1,000	1,062,510
5.00%, 7/15/50	250	261,096
Virginia Beach, VA, Storm Water Utility Revenue, 4.00%, 11/15/45	2,125	1,998,880
Virginia Resources Authority, (State Revolving Fund), 3.00%, 10/1/37	520	459,235
		$ 7,858,883
Total Tax-Exempt Municipal Obligations (identified cost $63,321,723)		$61,664,586

Eaton Vance
Virginia Municipal Income Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

Taxable Municipal Obligations — 0.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.6%
Virginia Resources Authority, (Pooled Financing Program), 1.816%, 11/1/29	$415	$ 375,520
		$ 375,520
General Obligations — 0.2%
Portsmouth, VA, 2.20%, 7/15/37	$165	$ 121,307
		$ 121,307
Total Taxable Municipal Obligations (identified cost $580,000)		$ 496,827
Total Investments — 101.6% (identified cost $63,901,723)		$62,161,413
Other Assets, Less Liabilities — (1.6)%		$ (965,435)
Net Assets — 100.0%		$61,195,978
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at May 31, 2025.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at May 31, 2025.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2025, the aggregate value of these securities is $253,652 or 0.4% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2025, 9.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.7% to 6.2% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at May 31, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Virginia Municipal Income Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

At May 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$61,664,586	$ —	$61,664,586
Taxable Municipal Obligations	—	496,827	—	496,827
Total Investments	$ —	$62,161,413	$ —	$62,161,413
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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